SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2016	$ 4,542
2017	4,530
2018	4,435
2019	4,435
2020	4,093
2021 and thereafter	4,000
Long-term loans	26,035	$ 30,866
Interest expenses	$ 1,237	$ 1,553	$ 1,854